Contract liabilities and other advances - Components (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	£ 29,731	£ 38,812
More than one year	56,358	59,170
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	23,534	29,433
More than one year	55,625	58,451
Contract liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	23,534	29,433
More than one year	55,625	58,451
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	85	959
More than one year	0	0
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	6,112	8,420
More than one year	733	719
Other advances
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	6,197	9,379
More than one year	£ 733	£ 719